S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Orestes Fintiklis [Member]	Nov. 17, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Fintiklis
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sole managing member
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%